Reconciliation of Financial Statements to Form 5500	12 Months Ended
Apr. 30, 2025
EBP 005
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits on the financial statements to the Form 5500 as of April 30, 2025 and April 30, 2024:

	April 30
	2025	2024
Net assets available for benefits on the financial statements	$13,720,810	$12,933,137
Deemed loans with no post-default payments	(1,432)	(1,159)
Net assets available for benefits on Form 5500	$13,719,378	$12,931,979
The following is a reconciliation of the net increase in net assets available for benefits on the financial statements to the Form 5500 for the year ended April 30, 2025:

April 30, 2025
Net increase in net assets available for benefits on the financial statements	$787,673
Change in deemed loans with no post-default payments	(274)
Net increase in net assets available for benefits on Form 5500	$787,399